Other Gains And Losses - Summary of Other Income and Expenses, Net (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ (40,692)	$ 4,657	$ 28,461
Donations	(30,580)	(34,918)	(42,907)
Technical services and assistance	7,221	15,319	9,000
Personal asset tax - Substitute responsible	(3,999)	(14,612)	(12,382)
Gain over tax credit assignment	8,855	9,578	4,468
Contingencies	(30,333)	(55,157)	(15,767)
Leases	129,653	121,329	64,868
Service fee from ADS Depositary bank	40,124		210,130
Collection of loss	56,430
Miscellaneous	10,506	15,024	(40,128)
Total	$ 147,185	$ 61,220	$ 205,743